Shareholder Report, Holdings (Details)	May 31, 2026
Centre American Select Equity Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Centre American Select Equity Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Centre American Select Equity Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Centre American Select Equity Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Centre American Select Equity Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Centre American Select Equity Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre American Select Equity Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre American Select Equity Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Centre American Select Equity Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Centre American Select Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Centre American Select Equity Fund | Advisor Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Centre American Select Equity Fund | Advisor Class | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Centre American Select Equity Fund | Advisor Class | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Advisor Class | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Advisor Class | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Advisor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Centre American Select Equity Fund | Advisor Class | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Advisor Class | Antero Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Advisor Class | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Advisor Class | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Centre American Select Equity Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Centre American Select Equity Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Centre American Select Equity Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Centre American Select Equity Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Centre American Select Equity Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre American Select Equity Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre American Select Equity Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Centre American Select Equity Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Centre American Select Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Centre American Select Equity Fund | Investor Class | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Centre American Select Equity Fund | Investor Class | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Centre American Select Equity Fund | Investor Class | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Investor Class | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Investor Class | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Investor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Centre American Select Equity Fund | Investor Class | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Investor Class | Antero Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Investor Class | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre American Select Equity Fund | Investor Class | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Centre Global Infrastructure Fund | Advisor Class | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Centre Global Infrastructure Fund | Advisor Class | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Centre Global Infrastructure Fund | Advisor Class | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Centre Global Infrastructure Fund | Advisor Class | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Centre Global Infrastructure Fund | Advisor Class | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Centre Global Infrastructure Fund | Advisor Class | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Centre Global Infrastructure Fund | Advisor Class | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Advisor Class | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Centre Global Infrastructure Fund | Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Centre Global Infrastructure Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Centre Global Infrastructure Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Centre Global Infrastructure Fund | Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Centre Global Infrastructure Fund | Advisor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Centre Global Infrastructure Fund | Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Centre Global Infrastructure Fund | Advisor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Centre Global Infrastructure Fund | Advisor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Centre Global Infrastructure Fund | Advisor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Advisor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Centre Global Infrastructure Fund | Advisor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre Global Infrastructure Fund | Advisor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Advisor Class | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre Global Infrastructure Fund | Advisor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Advisor Class | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Centre Global Infrastructure Fund | Investor Class | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Centre Global Infrastructure Fund | Investor Class | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Centre Global Infrastructure Fund | Investor Class | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Centre Global Infrastructure Fund | Investor Class | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Centre Global Infrastructure Fund | Investor Class | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Centre Global Infrastructure Fund | Investor Class | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Centre Global Infrastructure Fund | Investor Class | Transportation Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre Global Infrastructure Fund | Investor Class | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Centre Global Infrastructure Fund | Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Centre Global Infrastructure Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Centre Global Infrastructure Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Centre Global Infrastructure Fund | Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Centre Global Infrastructure Fund | Investor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Centre Global Infrastructure Fund | Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Centre Global Infrastructure Fund | Investor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Centre Global Infrastructure Fund | Investor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Centre Global Infrastructure Fund | Investor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Centre Global Infrastructure Fund | Investor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Centre Global Infrastructure Fund | Investor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Centre Global Infrastructure Fund | Investor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Investor Class | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Centre Global Infrastructure Fund | Investor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre Global Infrastructure Fund | Investor Class | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Horizon Active Asset Allocation Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Active Asset Allocation Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Horizon Active Asset Allocation Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Asset Allocation Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Asset Allocation Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Asset Allocation Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	114.10%
Horizon Active Asset Allocation Fund | Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
Horizon Active Asset Allocation Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Investor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Horizon Active Asset Allocation Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Horizon Active Asset Allocation Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Active Asset Allocation Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
Horizon Active Asset Allocation Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Active Asset Allocation Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Horizon Active Asset Allocation Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Asset Allocation Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Asset Allocation Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Asset Allocation Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	114.10%
Horizon Active Asset Allocation Fund | Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
Horizon Active Asset Allocation Fund | Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Advisor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Horizon Active Asset Allocation Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Horizon Active Asset Allocation Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Active Asset Allocation Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
Horizon Active Asset Allocation Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Active Asset Allocation Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Horizon Active Asset Allocation Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Asset Allocation Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Asset Allocation Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Horizon Active Asset Allocation Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	114.10%
Horizon Active Asset Allocation Fund | Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Asset Allocation Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(15.70%)
Horizon Active Asset Allocation Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Asset Allocation Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Asset Allocation Fund | Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
Horizon Active Asset Allocation Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Horizon Active Asset Allocation Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Horizon Active Asset Allocation Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Asset Allocation Fund | Institutional Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Active Asset Allocation Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(16.10%)
Horizon Active Income Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Horizon Active Income Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Horizon Active Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Horizon Active Income Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Horizon Active Income Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Horizon Active Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Horizon Active Income Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Horizon Active Income Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Horizon Active Income Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Income Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
Horizon Active Risk Assist Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Active Risk Assist Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Active Risk Assist Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Risk Assist Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Horizon Active Risk Assist Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Horizon Active Risk Assist Fund | Investor Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Active Risk Assist Fund | Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Horizon Active Risk Assist Fund | Investor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Investor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Horizon Active Risk Assist Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Horizon Active Risk Assist Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Risk Assist Fund | Investor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Risk Assist Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Active Risk Assist Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Horizon Active Risk Assist Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Active Risk Assist Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Active Risk Assist Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Risk Assist Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Horizon Active Risk Assist Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Horizon Active Risk Assist Fund | Advisor Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Active Risk Assist Fund | Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Horizon Active Risk Assist Fund | Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Horizon Active Risk Assist Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Horizon Active Risk Assist Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Risk Assist Fund | Advisor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Risk Assist Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Active Risk Assist Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Horizon Active Risk Assist Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Active Risk Assist Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Active Risk Assist Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Active Risk Assist Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Active Risk Assist Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Horizon Active Risk Assist Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Horizon Active Risk Assist Fund | Institutional Class | Finance and Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Active Risk Assist Fund | Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Active Risk Assist Fund | Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Horizon Active Risk Assist Fund | Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Active Risk Assist Fund | Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Active Risk Assist Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.70%
Horizon Active Risk Assist Fund | Institutional Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Horizon Active Risk Assist Fund | Institutional Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Horizon Active Risk Assist Fund | Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Active Risk Assist Fund | Institutional Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Active Risk Assist Fund | Institutional Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Active Risk Assist Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Horizon Defensive Core Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Horizon Defensive Core Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Horizon Defensive Core Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Horizon Defensive Core Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Defensive Core Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon Defensive Core Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Defensive Core Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defensive Core Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Horizon Defensive Core Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Defensive Core Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Horizon Defensive Core Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Horizon Defensive Core Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Horizon Defensive Core Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Defensive Core Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defensive Core Fund | Investor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Horizon Defensive Core Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Horizon Defensive Core Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Horizon Defensive Core Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Horizon Defensive Core Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Defensive Core Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon Defensive Core Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon Defensive Core Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defensive Core Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Horizon Defensive Core Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Defensive Core Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Horizon Defensive Core Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Horizon Defensive Core Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.40%
Horizon Defensive Core Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Defensive Core Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defensive Core Fund | Advisor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Horizon Defined Risk Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Horizon Defined Risk Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Horizon Defined Risk Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Horizon Defined Risk Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Defined Risk Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Horizon Defined Risk Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Defined Risk Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defined Risk Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Horizon Defined Risk Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Horizon Defined Risk Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Horizon Defined Risk Fund | Investor Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defined Risk Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Defined Risk Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Horizon Defined Risk Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defined Risk Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Defined Risk Fund | Investor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Defined Risk Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Horizon Defined Risk Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defined Risk Fund | Investor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Defined Risk Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Horizon Defined Risk Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Horizon Defined Risk Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Horizon Defined Risk Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Defined Risk Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Horizon Defined Risk Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Defined Risk Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Defined Risk Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Horizon Defined Risk Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Horizon Defined Risk Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Horizon Defined Risk Fund | Advisor Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Defined Risk Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon Defined Risk Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Horizon Defined Risk Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defined Risk Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Defined Risk Fund | Advisor Class | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Defined Risk Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Horizon Defined Risk Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Defined Risk Fund | Advisor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Horizon Equity Premium Income Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Horizon Equity Premium Income Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Equity Premium Income Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Horizon Equity Premium Income Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Equity Premium Income Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Horizon Equity Premium Income Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Equity Premium Income Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Horizon Equity Premium Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Horizon Equity Premium Income Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Equity Premium Income Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Horizon Equity Premium Income Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Equity Premium Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Equity Premium Income Fund | Investor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Equity Premium Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Equity Premium Income Fund | Investor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Equity Premium Income Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Horizon Equity Premium Income Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Equity Premium Income Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Horizon Equity Premium Income Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Equity Premium Income Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Horizon Equity Premium Income Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Horizon Equity Premium Income Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Horizon Equity Premium Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Horizon Equity Premium Income Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Horizon Equity Premium Income Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Horizon Equity Premium Income Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Equity Premium Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Equity Premium Income Fund | Advisor Class | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Equity Premium Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Equity Premium Income Fund | Advisor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Multi-Factor Small/Mid Cap Fund | Investor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.70%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor U.S. Equity Fund | Investor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Multi-Factor U.S. Equity Fund | Advisor Class | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Horizon Tactical Fixed Income Fund | Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Tactical Fixed Income Fund | Investor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Horizon Tactical Fixed Income Fund | Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Tactical Fixed Income Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
Horizon Tactical Fixed Income Fund | Advisor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Horizon Tactical Fixed Income Fund | Advisor Class | Investments Purchased with Proceeds from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Horizon Tactical Fixed Income Fund | Advisor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Tactical Fixed Income Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(34.10%)
Horizon Core Bond ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Horizon Core Bond ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Core Bond ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Core Bond ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Core Bond ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Core Equity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Horizon Core Equity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Horizon Core Equity ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Core Equity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Horizon Core Equity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Core Equity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Core Equity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Core Equity ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Horizon Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Core Equity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Horizon Core Equity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Horizon Core Equity ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
Horizon Core Equity ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Core Equity ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Core Equity ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Core Equity ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Horizon Digital Frontier ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Horizon Digital Frontier ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Horizon Digital Frontier ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon Digital Frontier ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Digital Frontier ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Digital Frontier ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Digital Frontier ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Horizon Digital Frontier ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Digital Frontier ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Horizon Digital Frontier ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Horizon Digital Frontier ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Horizon Digital Frontier ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Digital Frontier ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Digital Frontier ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Digital Frontier ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Dividend Income ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Horizon Dividend Income ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Dividend Income ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon Dividend Income ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Horizon Dividend Income ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Horizon Dividend Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Horizon Dividend Income ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Horizon Dividend Income ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Horizon Dividend Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Dividend Income ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Horizon Dividend Income ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Horizon Dividend Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Dividend Income ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Dividend Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Expedition Plus ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
Horizon Expedition Plus ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Horizon Expedition Plus ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Horizon Expedition Plus ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Horizon Expedition Plus ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Expedition Plus ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Horizon Expedition Plus ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Horizon Expedition Plus ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Horizon Expedition Plus ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Horizon Expedition Plus ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Horizon Expedition Plus ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Expedition Plus ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	89.30%
Horizon Expedition Plus ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Expedition Plus ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Expedition Plus ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Horizon Expedition Plus ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Expedition Plus ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Flexible Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Horizon Flexible Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Flexible Income ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon Flexible Income ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Horizon Flexible Income ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon International Equity ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Horizon International Equity ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Horizon International Equity ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Horizon International Equity ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon International Equity ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Horizon International Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Horizon International Equity ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon International Equity ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon International Equity ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon International Equity ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Horizon International Equity ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Horizon International Equity ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Horizon International Equity ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Horizon International Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon International Equity ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon International Equity ETF | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon International Managed Risk ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Horizon International Managed Risk ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Horizon International Managed Risk ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Horizon International Managed Risk ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Horizon International Managed Risk ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Horizon International Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Horizon International Managed Risk ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Horizon International Managed Risk ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon International Managed Risk ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Horizon International Managed Risk ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Horizon International Managed Risk ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Horizon International Managed Risk ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Horizon International Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon International Managed Risk ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Horizon International Managed Risk ETF | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Landmark ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Horizon Landmark ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Horizon Landmark ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Horizon Managed Risk ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Horizon Managed Risk ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Horizon Managed Risk ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Horizon Managed Risk ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Horizon Managed Risk ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Horizon Managed Risk ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Horizon Managed Risk ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Horizon Managed Risk ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Horizon Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Horizon Managed Risk ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Horizon Managed Risk ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Horizon Managed Risk ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.30%
Horizon Managed Risk ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Horizon Managed Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Managed Risk ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Horizon Nasdaq-100 Defined Risk ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Horizon Nasdaq-100 Defined Risk ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Horizon Nasdaq-100 Defined Risk ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Horizon Nasdaq-100 Defined Risk ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Horizon Small/Mid Cap Core Equity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Horizon Small/Mid Cap Core Equity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Horizon Small/Mid Cap Core Equity ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Small/Mid Cap Core Equity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Horizon Small/Mid Cap Core Equity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Horizon Small/Mid Cap Core Equity ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Horizon Small/Mid Cap Core Equity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Horizon Small/Mid Cap Core Equity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Horizon Small/Mid Cap Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Horizon Small/Mid Cap Core Equity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Horizon Small/Mid Cap Core Equity ETF | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Horizon Small/Mid Cap Core Equity ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Horizon Small/Mid Cap Core Equity ETF | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Horizon Small/Mid Cap Core Equity ETF | Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Horizon Small/Mid Cap Core Equity ETF | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Horizon Small/Mid Cap Core Equity ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.50%